Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2026	Sep. 30, 2025
Non-current assets
Goodwill	€ 1,534,560	€ 1,512,270
Intangible assets (other than goodwill)	1,580,844	1,577,248
Property, plant and equipment	406,485	357,496
Right-of-use assets	221,514	179,762
Deferred tax assets	21,507	11,556
Other assets	12,405	28,425
Total non-current assets	3,777,315	3,666,757
Current assets
Inventories	843,342	704,417
Trade and other receivables	282,962	160,245
Current tax assets	4,510	6,544
Other current assets	61,865	75,090
Cash and cash equivalents	693,635	329,067
Total current assets	1,886,314	1,275,363
Total assets	5,663,629	4,942,120
Shareholders' equity
Share premium	1,773,818	1,992,302
Other capital reserve	68,920	68,920
Retained earnings	1,007,902	765,905
Accumulated other comprehensive loss	(48,648)	(104,401)
Total shareholders' equity	2,801,992	2,722,726
Non-current liabilities
Loans and borrowings	1,678,284	1,128,010
Tax receivable agreement liability	299,215	302,400
Lease liabilities	189,364	149,338
Provisions	4,963	4,413
Deferred tax liabilities	176,189	163,429
Deferred income	9,591	13,657
Other liabilities	5,357	4,477
Total non-current liabilities	2,362,963	1,765,724
Current liabilities
Loans and borrowings	9,126	17,133
Tax receivable agreement liability	62,044	54,364
Lease liabilities	47,891	43,581
Trade and other payables	175,521	136,003
Accrued liabilities	40,227	32,222
Other financial liabilities	13,295	4,202
Provisions	32,302	36,338
Contract liabilities	13,457	6,195
Current tax liabilities	69,857	106,958
Other current liabilities	34,954	16,674
Total current liabilities	498,674	453,670
Total liabilities	2,861,637	2,219,394
Total shareholders' equity and liabilities	€ 5,663,629	€ 4,942,120